CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (Net loss) for the period	$ (1,288,000)	$ (1,314,000)	$ (7,422,000)	$ (6,148,000)	$ (7,462,000)	$ (7,376,000)	$ (1,970,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share based compensation expenses		97,000	371,000	461,000	558,000	1,711,000	203,000
Depreciation	1,000	1,000	12,000	5,000	6,000	3,000	3,000
Capital loss from disposal of property, plant and equipment			5,000
Equity losses in nonconsolidated subsidiaries	38,000	19,000	1,055,000	(19,000)
Expenses in respect of Convertible notes and loans	26,000	422,000	163,000	1,527,000	1,949,000	684,000	99,000
Changes in Warrants to issue shares	219,000		(432,000)
Issuance of shares for services	136,000	94,000	641,000	1,480,000	1,574,000	3,220,000	758,000
Amortization of projects costs				469,000	469,000
Impairment of nonconsolidated subsidiary investment				(22,000)	(22,000)
Increase (decrease) in other current assets	(1,394,000)	(21,000)	(193,000)	265,000	244,000	39,000	(78,000)
Increase in Deferred revenues				1,482,000	1,482,000
Increase in other long term assets			(22,000)
Increase (decrease) in accounts payables	66,000	(5,000)	499,000	51,000	46,000	20,000	5,000
Increase (decrease) in other account payables	71,000	(3,000)	1,142,000	341,000	338,000	(103,000)	(62,000)
Net cash used in operating activities	(2,125,000)	(710,000)	(4,181,000)	(108,000)	(818,000)	(1,802,000)	(1,042,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in nonconsolidated subsidiary				24,000
Payments on account of project	(2,143,000)	(24,000)				(198,000)	(271,000)
Short term investments							(7,000)
Purchase of property and equipment		(36,000)	(60,000)	(1,000)	(37,000)
Net cash used in investing activities	(2,143,000)	(60,000)	(60,000)	23,000	(37,000)	(198,000)	(278,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants			41,000	65,000
Proceeds from issuance of shares and warrants			3,001,000	315,000
Proceeds from issuance of debentures and warrants	2,672,000
Proceeds from options exercise						20,000
Loans repaid	(5,000)	(7,000)
Proceeds on account of shares	145,000
Loan origination fee							(178,000)
Proceeds from issuance of convertible debenture		560,000			625,000	1,041,000
Loan received	3,183,000	37,000	50,000	822,000	859,000	764,000	666,000
Payment of loans and convertible debentures			(364,000)	(1,074,000)	(1,081,000)	(473,000)	(183,000)
Issuance of shares, net					315,000	900,000	1,039,000
Net cash provided by financing activities	5,995,000	590,000	2,728,000	128,000	718,000	2,252,000	1,344,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,727,000	(180,000)	(1,513,000)	43,000	(137,000)	252,000	24,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	161,000	298,000	1,888,000	118,000	298,000	46,000	22,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,888,000	$ 118,000	375,000	161,000	161,000	298,000	46,000
NON-CASH TRANSACTIONS:
Deferred revenues against joint ventures investments	2,618,000				4,952,000
Loans excised into equity	188,000		435,000
Increase Investment in nonconsolidated subsidiary in consideration of Long Term Loan.	4,236,000
Deferred net equity in joint ventures			1,684,000	4,952,000
Issuance expense paid through warrants issuance			225,000
Cash paid during the period for:
Interest	$ 4,000		$ 554,000	$ 172,000	$ 172,000	$ 34,000	$ 48,000